Cash and Cash Equivalents - Summary of Net Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents	€ 3,407	€ 6,889	€ 8,372
Cash classified as Assets held for sale	5,085
Net cash and cash equivalents	€ 8,491	€ 6,889	€ 8,372	€ 12,263